Significant accounting policies - Taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant accounting policies
Expected tax rate for calculation of deferred tax	20.60%	21.40%	21.40%